OTHER INCOME (EXPENSE), NET (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jan. 31, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
OTHER INCOME (EXPENSE), NET.
Total other income (expense), net		$ (604)	$ 457	$ 2,399
Legal and other professional fees expense		3,681	6,330	2,085
Litigation settlements, net
OTHER INCOME (EXPENSE), NET.
Total other income (expense), net		(103)	(748)	1,200
Accrual payment			1,000
Insurance proceeds
OTHER INCOME (EXPENSE), NET.
Total other income (expense), net				2,375
Escrow settlement from prior period property disposition
OTHER INCOME (EXPENSE), NET.
Total other income (expense), net			1,000
Litigation settlement | General and administrative expenses
OTHER INCOME (EXPENSE), NET.
Legal and other professional fees expense			(600)
Restructuring expenses
OTHER INCOME (EXPENSE), NET.
Total other income (expense), net			(56)	(856)
Reduction in number of employees (as a percent)	30.00%
Restructuring expenses | Employee severance costs
OTHER INCOME (EXPENSE), NET.
Total other income (expense), net	$ (400)
Restructuring expenses | Office-lease-related costs
OTHER INCOME (EXPENSE), NET.
Total other income (expense), net	$ (500)
Write-down of equipment and tubular inventory
OTHER INCOME (EXPENSE), NET.
Total other income (expense), net		(843)
Other
OTHER INCOME (EXPENSE), NET.
Total other income (expense), net		$ 342	$ 261	(320)
Reimbursement of legal costs
OTHER INCOME (EXPENSE), NET.
Total other income (expense), net				$ 600